FINANCING AND FINANCIAL INSTRUMENTS - Net Debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	$ 2,507	$ 2,869
Long-term debt, net of current portion	9,815	11,471
Cash and cash equivalents, restricted cash and other restricted funds	(5,963)	(4,995)
Net debt	6,359	9,345
Net debt (including 21 and nil cash and debt classified as held for sale as of December 31, 2020 and 2019 respectively)	6,380	9,345
EUR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	1,283	1,966
Long-term debt, net of current portion	5,775	6,240
Cash and cash equivalents, restricted cash and other restricted funds	(2,637)	(2,986)
Net debt	4,421	5,220
USD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	765	248
Long-term debt, net of current portion	3,567	4,754
Cash and cash equivalents, restricted cash and other restricted funds	(2,236)	(1,383)
Net debt	2,096	3,619
CAD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	172	174
Long-term debt, net of current portion	91	106
Cash and cash equivalents, restricted cash and other restricted funds	(35)	(32)
Net debt	228	248
PLN
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	19	20
Long-term debt, net of current portion	239	239
Cash and cash equivalents, restricted cash and other restricted funds	(152)	(64)
Net debt	106	195
UAH
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	46
Long-term debt, net of current portion	17
Cash and cash equivalents, restricted cash and other restricted funds	(19)
Net debt	44
CHF
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt		233
Long-term debt, net of current portion		0
Cash and cash equivalents, restricted cash and other restricted funds		(2)
Net debt		231
Other (in USD)
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	222	228
Long-term debt, net of current portion	126	132
Cash and cash equivalents, restricted cash and other restricted funds	(884)	(528)
Net debt	$ (536)	$ (168)